Quarterly Holdings Report
for

Fidelity® VIP Investment Grade Central Fund

March 31, 2019

VIGC-QTLY-0519
1.847666.112

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 36.5%
	Principal Amount	Value
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
2.45% 6/30/20	$3,187,000	$3,173,428
3.6% 2/17/23	6,270,000	6,393,827
4.45% 4/1/24	480,000	502,523
4.5% 3/9/48	10,800,000	10,170,457
4.75% 5/15/46	15,700,000	15,401,360
Verizon Communications, Inc.:
4.522% 9/15/48	3,571,000	3,669,692
4.862% 8/21/46	3,398,000	3,631,718
5.012% 4/15/49	2,962,000	3,242,596
5.012% 8/21/54	9,569,000	10,255,887
5.5% 3/16/47	7,027,000	8,239,417
		64,680,905
Entertainment - 0.4%
AOL Time Warner, Inc. 2.95% 7/15/26	12,000,000	11,366,579
NBCUniversal, Inc.:
4.45% 1/15/43	2,012,000	2,087,501
5.95% 4/1/41	1,407,000	1,732,802
The Walt Disney Co. 7.75% 12/1/45 (a)	3,169,000	5,060,970
		20,247,852
Media - 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	5,742,000	5,942,640
4.908% 7/23/25	3,860,000	4,070,383
5.375% 5/1/47	18,172,000	18,104,220
6.484% 10/23/45	1,700,000	1,907,416
Comcast Corp.:
3.9% 3/1/38	1,072,000	1,055,018
3.969% 11/1/47	3,461,000	3,345,715
3.999% 11/1/49	3,964,000	3,864,564
4% 3/1/48	1,966,000	1,930,712
4.6% 8/15/45	2,841,000	3,033,706
4.65% 7/15/42	2,539,000	2,730,239
Fox Corp.:
3.666% 1/25/22 (a)	721,000	735,407
4.03% 1/25/24 (a)	1,268,000	1,315,779
4.709% 1/25/29 (a)	1,835,000	1,964,629
5.476% 1/25/39 (a)	1,809,000	2,006,485
5.576% 1/25/49 (a)	1,201,000	1,359,114
Time Warner Cable, Inc.:
4% 9/1/21	7,363,000	7,484,613
4.5% 9/15/42	924,000	810,597
5.5% 9/1/41	1,700,000	1,682,674
5.875% 11/15/40	1,500,000	1,560,731
6.55% 5/1/37	20,209,000	22,354,748
7.3% 7/1/38	3,781,000	4,409,409
8.25% 4/1/19	7,716,000	7,716,000
		99,384,799

TOTAL COMMUNICATION SERVICES		184,313,556

CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.7%
General Motors Financial Co., Inc.:
3.2% 7/13/20	10,000,000	10,008,000
3.5% 7/10/19	4,187,000	4,194,721
4.2% 3/1/21	5,411,000	5,489,161
4.25% 5/15/23	2,080,000	2,115,368
4.375% 9/25/21	15,702,000	16,038,493
		37,845,743
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	2,932,000	3,076,033

TOTAL CONSUMER DISCRETIONARY		40,921,776

CONSUMER STAPLES - 2.9%
Beverages - 1.4%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	10,065,000	10,068,971
4.9% 2/1/46	11,511,000	11,699,607
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	5,750,000	5,491,228
5.45% 1/23/39	4,690,000	5,080,048
5.55% 1/23/49	10,715,000	11,780,247
5.8% 1/23/59 (Reg. S)	11,321,000	12,620,176
Molson Coors Brewing Co.:
3% 7/15/26	3,500,000	3,314,934
5% 5/1/42	13,093,000	12,858,812
		72,914,023
Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	2,460,000	2,457,982
3.3% 11/18/21	2,918,000	2,951,610
		5,409,592
Tobacco - 1.4%
Altria Group, Inc.:
3.875% 9/16/46	4,590,000	3,775,681
4% 1/31/24	2,227,000	2,294,872
4.25% 8/9/42	5,531,000	4,817,837
4.5% 5/2/43	3,707,000	3,332,393
4.8% 2/14/29	5,504,000	5,679,495
5.375% 1/31/44	6,678,000	6,714,743
5.95% 2/14/49	3,700,000	3,939,390
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,804,000	4,869,455
4.25% 7/21/25 (a)	15,488,000	15,806,577
Reynolds American, Inc.:
3.25% 6/12/20	939,000	940,431
4% 6/12/22	3,228,000	3,297,944
4.45% 6/12/25	2,341,000	2,405,277
5.7% 8/15/35	1,215,000	1,258,202
5.85% 8/15/45	9,320,000	9,575,153
6.15% 9/15/43	4,000,000	4,180,191
7.25% 6/15/37	2,962,000	3,461,466
		76,349,107

TOTAL CONSUMER STAPLES		154,672,722

ENERGY - 6.0%
Energy Equipment & Services - 0.2%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,517,000	1,583,155
Halliburton Co.:
3.8% 11/15/25	2,467,000	2,523,071
4.85% 11/15/35	2,154,000	2,260,780
Noble Holding International Ltd.:
7.95% 4/1/25 (b)	2,180,000	1,885,700
8.95% 4/1/45 (b)	2,104,000	1,641,120
		9,893,826
Oil, Gas & Consumable Fuels - 5.8%
Amerada Hess Corp.:
7.3% 8/15/31	1,341,000	1,565,652
7.875% 10/1/29	2,544,000	3,068,265
Anadarko Finance Co. 7.5% 5/1/31	7,680,000	9,595,890
Anadarko Petroleum Corp.:
4.85% 3/15/21	1,620,000	1,679,584
5.55% 3/15/26	5,174,000	5,647,687
6.2% 3/15/40	1,700,000	1,910,996
6.45% 9/15/36	4,602,000	5,307,893
6.6% 3/15/46	5,708,000	6,951,508
Canadian Natural Resources Ltd.:
3.8% 4/15/24	6,783,000	6,926,134
5.85% 2/1/35	2,497,000	2,800,437
Cenovus Energy, Inc.:
4.25% 4/15/27	5,557,000	5,466,543
6.75% 11/15/39	2,500,000	2,790,107
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	4,379,000	4,397,702
4.5% 6/1/25	1,336,000	1,395,235
DCP Midstream LLC:
4.75% 9/30/21 (a)	3,739,000	3,804,433
5.35% 3/15/20 (a)	3,724,000	3,784,515
DCP Midstream Operating LP:
3.875% 3/15/23	1,771,000	1,762,145
5.6% 4/1/44	1,227,000	1,165,650
Duke Energy Field Services 6.45% 11/3/36 (a)	2,477,000	2,538,925
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	3,540,000	3,647,811
Enable Midstream Partners LP:
2.4% 5/15/19	1,253,000	1,251,971
3.9% 5/15/24 (b)	1,322,000	1,313,344
Enbridge Energy Partners LP:
4.2% 9/15/21	4,399,000	4,504,835
4.375% 10/15/20	3,093,000	3,160,675
Enbridge, Inc. 4.25% 12/1/26	1,773,000	1,850,020
Energy Transfer Partners LP:
4.2% 9/15/23	1,186,000	1,226,347
4.5% 4/15/24	1,262,000	1,318,664
4.95% 6/15/28	4,048,000	4,249,523
5.25% 4/15/29	2,052,000	2,203,913
5.8% 6/15/38	2,257,000	2,419,325
6% 6/15/48	1,470,000	1,589,645
6.25% 4/15/49	3,199,000	3,585,421
EnLink Midstream Partners LP 2.7% 4/1/19	6,288,000	6,288,000
Enterprise Products Operating LP:
2.55% 10/15/19	863,000	861,291
3.7% 2/15/26	4,800,000	4,919,435
3.75% 2/15/25	2,900,000	2,987,379
Kinder Morgan Energy Partners LP 6.55% 9/15/40	460,000	535,593
Kinder Morgan, Inc. 5.55% 6/1/45	2,436,000	2,666,068
Marathon Petroleum Corp. 5.125% 3/1/21	2,187,000	2,276,448
MPLX LP:
4.5% 7/15/23	1,975,000	2,071,324
4.8% 2/15/29	1,126,000	1,185,945
4.875% 12/1/24	2,736,000	2,921,171
5.5% 2/15/49	3,377,000	3,608,578
Nakilat, Inc. 6.067% 12/31/33 (a)	1,808,000	2,027,220
Petrobras Global Finance BV:
5.299% 1/27/25	7,000,000	7,108,570
7.25% 3/17/44	24,245,000	25,266,321
Petroleos Mexicanos:
3.5% 1/30/23	3,410,000	3,256,891
4.5% 1/23/26	6,809,000	6,296,963
4.625% 9/21/23	7,350,000	7,239,824
4.875% 1/24/22	3,398,000	3,426,917
4.875% 1/18/24	4,539,000	4,479,948
5.375% 3/13/22	2,700,000	2,745,333
5.5% 1/21/21	3,601,000	3,648,713
5.5% 6/27/44	2,492,000	2,039,702
5.625% 1/23/46	8,402,000	6,968,367
6% 3/5/20	1,034,000	1,056,696
6.35% 2/12/48	16,930,000	14,926,335
6.375% 1/23/45	4,048,000	3,575,598
6.5% 3/13/27	4,830,000	4,835,844
6.5% 1/23/29	5,560,000	5,481,604
6.5% 6/2/41	7,675,000	6,947,333
6.75% 9/21/47	12,105,000	11,167,347
8% 5/3/19	2,142,000	2,146,445
Phillips 66 Partners LP 2.646% 2/15/20	375,000	373,781
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	2,155,000	2,169,233
Southwestern Energy Co. 6.2% 1/23/25 (b)	2,509,000	2,465,093
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	1,349,000	1,345,985
The Williams Companies, Inc.:
3.7% 1/15/23	1,208,000	1,230,262
4.55% 6/24/24	13,337,000	13,976,509
Western Gas Partners LP:
4.5% 3/1/28	2,000,000	1,994,560
4.65% 7/1/26	8,532,000	8,649,038
4.75% 8/15/28	1,155,000	1,173,483
5.375% 6/1/21	6,322,000	6,554,277
Williams Partners LP:
3.6% 3/15/22	3,522,000	3,572,446
3.9% 1/15/25	1,216,000	1,241,889
4% 11/15/21	1,605,000	1,647,543
4.3% 3/4/24	5,449,000	5,667,679
4.5% 11/15/23	1,751,000	1,838,751
		313,744,527

TOTAL ENERGY		323,638,353

FINANCIALS - 15.1%
Banks - 7.0%
Bank of America Corp.:
3.004% 12/20/23 (b)	23,800,000	23,737,618
3.3% 1/11/23	4,342,000	4,398,953
3.419% 12/20/28 (b)	18,965,000	18,562,036
3.5% 4/19/26	5,024,000	5,079,034
3.864% 7/23/24 (b)	4,370,000	4,490,817
3.95% 4/21/25	4,125,000	4,203,788
4.2% 8/26/24	19,977,000	20,687,362
4.25% 10/22/26	4,261,000	4,380,995
4.45% 3/3/26	1,517,000	1,581,818
Barclays PLC:
2.75% 11/8/19	3,581,000	3,573,014
3.25% 1/12/21	4,610,000	4,607,833
4.375% 1/12/26	6,221,000	6,247,701
5.2% 5/12/26	6,222,000	6,346,832
Citigroup, Inc.:
2.7% 10/27/22	9,998,000	9,906,335
3.875% 3/26/25	9,500,000	9,577,223
4.05% 7/30/22	1,800,000	1,854,338
4.3% 11/20/26	1,733,000	1,762,705
4.45% 9/29/27	15,000,000	15,430,589
5.5% 9/13/25	5,524,000	6,058,698
Citizens Bank NA 2.55% 5/13/21	1,560,000	1,549,205
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	4,857,000	4,940,590
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	4,667,000	4,660,707
3.75% 3/26/25	4,660,000	4,698,215
3.8% 9/15/22	7,240,000	7,377,990
3.8% 6/9/23	8,582,000	8,719,623
4.55% 4/17/26	2,575,000	2,691,537
Discover Bank:
4.2% 8/8/23	2,849,000	2,963,353
7% 4/15/20	2,309,000	2,401,520
Fifth Third Bancorp:
2.875% 7/27/20	3,000,000	3,004,984
8.25% 3/1/38	4,319,000	6,023,769
HSBC Holdings PLC 4.25% 3/14/24	2,200,000	2,250,425
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,069,417
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	4,337,000	4,192,096
5.71% 1/15/26 (a)	9,864,000	9,635,466
JPMorgan Chase & Co.:
2.95% 10/1/26	8,028,000	7,851,040
3.797% 7/23/24 (b)	5,719,000	5,874,948
3.875% 9/10/24	43,751,000	44,880,587
4.125% 12/15/26	14,080,000	14,545,700
Rabobank Nederland 4.375% 8/4/25	7,451,000	7,650,687
Regions Bank 6.45% 6/26/37	7,720,000	9,470,655
Regions Financial Corp. 3.2% 2/8/21	2,833,000	2,854,916
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	20,522,000	21,061,235
6% 12/19/23	10,433,000	11,142,110
6.1% 6/10/23	13,369,000	14,203,702
6.125% 12/15/22	8,239,000	8,786,264
Synchrony Bank 3% 6/15/22	4,542,000	4,483,615
UniCredit SpA 6.572% 1/14/22 (a)	5,565,000	5,830,806
		377,302,851
Capital Markets - 4.6%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	5,541,000	5,527,024
4.25% 2/15/24	4,287,000	4,436,425
Credit Suisse Group AG 3.869% 1/12/29 (a)(b)	4,020,000	3,943,876
Deutsche Bank AG 4.5% 4/1/25	10,381,000	9,941,423
Deutsche Bank AG New York Branch:
3.15% 1/22/21	6,514,000	6,416,961
3.3% 11/16/22	9,310,000	9,018,128
5% 2/14/22	9,082,000	9,286,036
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	22,903,000	22,714,843
3.2% 2/23/23	7,150,000	7,163,356
3.691% 6/5/28 (b)	41,645,000	41,235,450
4.25% 10/21/25	2,269,000	2,324,140
6.75% 10/1/37	2,246,000	2,749,414
IntercontinentalExchange, Inc. 2.75% 12/1/20	1,628,000	1,630,018
Moody's Corp.:
3.25% 1/15/28	2,386,000	2,333,637
4.875% 2/15/24	2,240,000	2,404,180
Morgan Stanley:
3.125% 1/23/23	26,000,000	26,090,247
3.125% 7/27/26	21,964,000	21,409,833
3.625% 1/20/27	11,000,000	11,026,548
3.7% 10/23/24	3,281,000	3,340,079
3.737% 4/24/24 (b)	5,000,000	5,103,078
4.35% 9/8/26	4,310,000	4,425,271
4.431% 1/23/30 (b)	4,395,000	4,638,905
4.875% 11/1/22	7,751,000	8,183,393
5% 11/24/25	14,636,000	15,698,360
5.75% 1/25/21	3,512,000	3,688,724
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	5,000,000	5,072,861
UBS AG Stamford Branch 2.35% 3/26/20	1,450,000	1,445,337
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	5,261,000	5,435,240
		246,682,787
Consumer Finance - 1.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	1,724,000	1,724,952
4.125% 7/3/23	4,192,000	4,243,584
4.45% 12/16/21	2,938,000	3,014,132
4.45% 4/3/26	3,126,000	3,132,766
4.875% 1/16/24	5,015,000	5,215,681
Capital One Financial Corp. 3.8% 1/31/28	4,476,000	4,421,138
Discover Financial Services:
3.85% 11/21/22	5,040,000	5,170,157
3.95% 11/6/24	2,847,000	2,900,597
4.1% 2/9/27	3,673,000	3,674,696
4.5% 1/30/26	4,686,000	4,813,671
Ford Motor Credit Co. LLC:
5.085% 1/7/21	2,973,000	3,028,656
5.584% 3/18/24	6,246,000	6,332,146
5.596% 1/7/22	6,152,000	6,346,883
Synchrony Financial:
3% 8/15/19	1,459,000	1,459,361
3.75% 8/15/21	2,203,000	2,227,019
3.95% 12/1/27	7,681,000	7,262,492
4.25% 8/15/24	2,218,000	2,232,573
4.375% 3/19/24	2,280,000	2,310,585
5.15% 3/19/29	6,556,000	6,654,732
		76,165,821
Diversified Financial Services - 0.6%
AXA Equitable Holdings, Inc. 3.9% 4/20/23	1,041,000	1,066,840
Brixmor Operating Partnership LP:
3.25% 9/15/23	5,952,000	5,891,290
3.875% 8/15/22	5,542,000	5,619,571
4.125% 6/15/26	2,032,000	2,034,733
Cigna Corp.:
4.125% 11/15/25 (a)	2,350,000	2,433,020
4.375% 10/15/28 (a)	6,064,000	6,285,167
4.8% 8/15/38 (a)	3,776,000	3,881,113
4.9% 12/15/48 (a)	3,772,000	3,903,630
Voya Financial, Inc. 3.125% 7/15/24	2,851,000	2,810,658
		33,926,022
Insurance - 1.5%
American International Group, Inc.:
3.3% 3/1/21	2,355,000	2,370,086
3.75% 7/10/25	8,311,000	8,326,071
4.875% 6/1/22	3,597,000	3,806,626
Aon Corp. 5% 9/30/20	1,402,000	1,444,365
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	4,093,000	4,260,863
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	3,978,000	4,214,568
4.75% 3/15/39	1,825,000	1,977,997
4.8% 7/15/21	2,278,000	2,369,072
4.9% 3/15/49	3,633,000	3,993,827
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (a)	5,285,000	5,232,781
MetLife, Inc. 4.75% 2/8/21	481,000	498,485
Metropolitan Life Global Funding I 3% 1/10/23 (a)	2,636,000	2,655,182
Pacific LifeCorp 5.125% 1/30/43 (a)	5,252,000	5,623,345
Prudential Financial, Inc. 7.375% 6/15/19	1,250,000	1,260,964
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	2,200,000	2,220,174
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	5,347,000	5,974,107
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	1,771,000	1,862,459
Unum Group:
3.875% 11/5/25	4,860,000	4,832,731
4% 3/15/24	5,930,000	6,017,236
5.625% 9/15/20	2,889,000	2,995,265
5.75% 8/15/42	7,278,000	7,783,679
		79,719,883

TOTAL FINANCIALS		813,797,364

HEALTH CARE - 2.4%
Health Care Providers & Services - 1.6%
Cigna Corp. 3.75% 7/15/23 (a)	4,859,000	4,984,219
CVS Health Corp.:
3.7% 3/9/23	2,500,000	2,539,949
4.1% 3/25/25	11,542,000	11,856,711
4.3% 3/25/28	13,403,000	13,593,274
4.78% 3/25/38	5,967,000	5,917,699
5.05% 3/25/48	8,772,000	8,841,598
Elanco Animal Health, Inc.:
3.912% 8/27/21 (a)	1,003,000	1,019,879
4.272% 8/28/23 (a)	3,166,000	3,264,502
4.9% 8/28/28 (a)	1,334,000	1,417,516
HCA Holdings, Inc.:
4.25% 10/15/19	11,265,000	11,322,780
4.75% 5/1/23	215,000	225,685
5.875% 3/15/22	260,000	278,925
6.5% 2/15/20	7,140,000	7,348,520
Medco Health Solutions, Inc. 4.125% 9/15/20	2,723,000	2,770,346
Toledo Hospital:
5.325% 11/15/28	2,109,000	2,225,831
6.015% 11/15/48	10,123,000	11,245,490
		88,852,924
Pharmaceuticals - 0.8%
Actavis Funding SCS 3.45% 3/15/22	6,868,000	6,928,051
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	4,363,000	4,412,704
Mylan NV:
2.5% 6/7/19	1,344,000	1,342,990
3.15% 6/15/21	5,002,000	4,991,107
3.95% 6/15/26	2,549,000	2,433,678
4.55% 4/15/28	4,000,000	3,892,324
Perrigo Finance PLC 3.5% 12/15/21	449,000	440,340
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	9,847,000	9,734,625
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	3,623,000	3,454,712
2.8% 7/21/23	1,463,000	1,305,814
Zoetis, Inc. 3.25% 2/1/23	1,649,000	1,667,323
		40,603,668

TOTAL HEALTH CARE		129,456,592

INDUSTRIALS - 0.6%
Airlines - 0.0%
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	1,844,483	1,882,664
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	1,034,000	1,038,695
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
3% 9/15/23	877,000	857,922
3.375% 6/1/21	2,523,000	2,535,195
3.75% 2/1/22	4,522,000	4,562,322
3.875% 4/1/21	3,180,000	3,225,506
3.875% 7/3/23	5,581,000	5,644,249
4.25% 2/1/24	5,740,000	5,884,923
4.25% 9/15/24	3,565,000	3,666,069
4.75% 3/1/20	3,519,000	3,574,398
		29,950,584

TOTAL INDUSTRIALS		32,871,943

INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	4,500,000	4,795,626
6.02% 6/15/26 (a)	1,564,000	1,682,228
		6,477,854
MATERIALS - 0.3%
Chemicals - 0.1%
Nutrien Ltd.:
4.2% 4/1/29 (c)	611,000	628,286
5% 4/1/49 (c)	1,064,000	1,105,756
The Dow Chemical Co.:
4.125% 11/15/21	3,587,000	3,691,530
4.25% 11/15/20	1,196,000	1,218,858
		6,644,430
Metals & Mining - 0.2%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	1,921,000	2,001,778
6.75% 10/19/75 (a)(b)	4,773,000	5,283,950
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	1,696,000	1,695,517
4.5% 8/1/47 (a)	1,720,000	1,779,624
		10,760,869

TOTAL MATERIALS		17,405,299

REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	879,000	877,488
4.6% 4/1/22	1,403,000	1,465,670
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,184,000	1,200,464
American Tower Corp. 2.8% 6/1/20	9,000,000	8,994,299
AvalonBay Communities, Inc. 3.625% 10/1/20	1,872,000	1,893,977
Boston Properties, Inc.:
3.85% 2/1/23	4,708,000	4,843,796
4.5% 12/1/28	3,891,000	4,143,978
Camden Property Trust:
2.95% 12/15/22	1,607,000	1,608,570
4.25% 1/15/24	3,408,000	3,583,541
Corporate Office Properties LP 5% 7/1/25	3,156,000	3,291,565
DDR Corp.:
3.625% 2/1/25	2,262,000	2,221,403
4.25% 2/1/26	2,954,000	2,978,783
4.625% 7/15/22	896,000	924,010
Duke Realty LP:
3.625% 4/15/23	2,123,000	2,164,858
3.75% 12/1/24	1,576,000	1,609,946
3.875% 10/15/22	3,512,000	3,607,816
Equity One, Inc. 3.75% 11/15/22	5,500,000	5,601,220
ERP Operating LP:
2.375% 7/1/19	2,683,000	2,680,404
4.75% 7/15/20	2,827,000	2,886,102
Hudson Pacific Properties LP 4.65% 4/1/29	1,387,000	1,414,292
Lexington Corporate Properties Trust 4.4% 6/15/24	1,441,000	1,453,941
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	6,023,000	6,147,708
4.5% 1/15/25	2,677,000	2,721,981
4.5% 4/1/27	16,195,000	16,256,286
4.75% 1/15/28	6,382,000	6,544,233
4.95% 4/1/24	1,354,000	1,406,691
5.25% 1/15/26	5,686,000	5,953,793
Retail Opportunity Investments Partnership LP:
4% 12/15/24	978,000	945,370
5% 12/15/23	737,000	752,422
Store Capital Corp. 4.625% 3/15/29	1,793,000	1,818,291
Ventas Realty LP:
3.125% 6/15/23	1,289,000	1,294,848
3.5% 2/1/25	6,443,000	6,448,417
4% 3/1/28	2,243,000	2,273,501
4.125% 1/15/26	1,557,000	1,599,431
4.375% 2/1/45	763,000	737,315
Weingarten Realty Investors 3.375% 10/15/22	812,000	815,404
WP Carey, Inc. 4% 2/1/25	5,360,000	5,399,448
		120,561,262
Real Estate Management & Development - 1.1%
Brandywine Operating Partnership LP:
3.95% 2/15/23	5,510,000	5,631,409
3.95% 11/15/27	4,613,000	4,591,869
4.1% 10/1/24	4,251,000	4,327,171
4.55% 10/1/29	4,524,000	4,612,491
Digital Realty Trust LP:
3.4% 10/1/20	4,915,000	4,950,452
3.95% 7/1/22	3,320,000	3,407,629
4.75% 10/1/25	3,533,000	3,748,555
5.25% 3/15/21	1,953,000	2,024,378
Liberty Property LP:
3.375% 6/15/23	2,202,000	2,218,470
4.125% 6/15/22	2,007,000	2,070,499
4.4% 2/15/24	4,876,000	5,124,770
4.75% 10/1/20	4,185,000	4,275,522
Mack-Cali Realty LP:
3.15% 5/15/23	4,988,000	4,564,526
4.5% 4/18/22	1,218,000	1,181,652
Post Apartment Homes LP 3.375% 12/1/22	790,000	793,596
Tanger Properties LP:
3.125% 9/1/26	3,109,000	2,880,534
3.75% 12/1/24	2,960,000	2,912,408
3.875% 12/1/23	1,792,000	1,800,156
		61,116,087

TOTAL REAL ESTATE		181,677,349

UTILITIES - 1.5%
Electric Utilities - 1.0%
Cleco Corporate Holdings LLC 3.743% 5/1/26	2,071,000	2,031,405
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	2,664,000	2,829,904
6.4% 9/15/20 (a)	7,513,000	7,842,976
Eversource Energy 2.8% 5/1/23	5,110,000	5,098,196
FirstEnergy Corp.:
4.25% 3/15/23	11,729,000	12,240,301
7.375% 11/15/31	5,897,000	7,810,050
IPALCO Enterprises, Inc.:
3.45% 7/15/20	7,767,000	7,769,752
3.7% 9/1/24	2,157,000	2,171,589
LG&E and KU Energy LLC 3.75% 11/15/20	525,000	530,841
NV Energy, Inc. 6.25% 11/15/20	1,238,000	1,304,958
TECO Finance, Inc. 5.15% 3/15/20	1,545,000	1,576,593
		51,206,565
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,182,000	1,215,917
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.15% 6/15/19	1,201,000	1,198,642
2.7% 6/15/21	1,182,000	1,171,491
3.55% 6/15/26	1,891,000	1,870,114
		4,240,247
Multi-Utilities - 0.4%
Dominion Resources, Inc. 3 month U.S. LIBOR + 2.300% 4.901% 9/30/66 (b)(d)	15,230,000	14,011,600
Puget Energy, Inc.:
6% 9/1/21	4,807,000	5,109,797
6.5% 12/15/20	1,534,000	1,618,521
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.7963% 5/15/67 (b)(d)	1,426,000	1,262,010
		22,001,928

TOTAL UTILITIES		78,664,657

TOTAL NONCONVERTIBLE BONDS
(Cost $1,922,482,008)		1,963,897,465

U.S. Government and Government Agency Obligations - 31.6%
U.S. Treasury Inflation-Protected Obligations - 3.6%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$31,835,000	$32,779,875
1% 2/15/46	12,990,000	14,096,369
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	16,814,000	17,610,137
0.25% 1/15/25	6,800,000	7,153,517
0.375% 1/15/27	16,460,000	17,008,794
0.375% 7/15/27	16,152,500	16,505,949
0.625% 1/15/26	57,147,000	61,255,500
0.75% 7/15/28	26,500,000	27,185,864

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		193,596,005

U.S. Treasury Obligations - 28.0%
U.S. Treasury Bonds:
3% 5/15/45 (e)	42,484,000	44,170,084
3% 2/15/49 (f)	154,413,000	160,306,027
U.S. Treasury Notes:
1.25% 10/31/21	154,057,000	150,223,629
1.875% 3/31/22	229,649,000	227,433,245
1.875% 7/31/22	200,804,000	198,529,268
2% 12/31/21	437,319,000	434,790,749
2.125% 3/31/24	100,116,000	99,607,599
2.125% 7/31/24	10,638,000	10,566,941
2.125% 11/30/24	46,086,000	45,722,353
2.5% 1/31/24	77,300,000	78,236,055
3.125% 11/15/28	53,945,000	57,280,740

TOTAL U.S. TREASURY OBLIGATIONS		1,506,866,690

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,699,750,018)		1,700,462,695

U.S. Government Agency - Mortgage Securities - 28.0%
Fannie Mae - 14.6%
12 month U.S. LIBOR + 1.480% 4.287% 7/1/34 (b)(d)	21,239	22,011
12 month U.S. LIBOR + 1.553% 4.268% 6/1/36 (b)(d)	23,769	24,743
12 month U.S. LIBOR + 1.725% 2.592% 6/1/42 (b)(d)	208,083	217,359
12 month U.S. LIBOR + 1.728% 4.375% 11/1/36 (b)(d)	251,945	263,124
12 month U.S. LIBOR + 1.745% 4.69% 7/1/35 (b)(d)	22,191	23,258
12 month U.S. LIBOR + 1.788% 4.913% 2/1/36 (b)(d)	158,036	166,382
12 month U.S. LIBOR + 1.800% 4.546% 7/1/41 (b)(d)	174,538	183,810
12 month U.S. LIBOR + 1.818% 4.545% 7/1/41 (b)(d)	105,208	108,569
12 month U.S. LIBOR + 1.818% 4.568% 9/1/41 (b)(d)	60,575	63,793
12 month U.S. LIBOR + 1.820% 4.82% 12/1/35 (b)(d)	132,760	139,777
12 month U.S. LIBOR + 1.830% 4.662% 10/1/41 (b)(d)	61,726	65,005
12 month U.S. LIBOR + 1.900% 4.634% 7/1/37 (b)(d)	36,594	38,538
12 month U.S. LIBOR + 1.906% 4.512% 5/1/36 (b)(d)	90,740	95,294
12 month U.S. LIBOR + 1.932% 4.68% 9/1/36 (b)(d)	121,647	126,141
6 month U.S. LIBOR + 1.313% 3.867% 5/1/34 (b)(d)	148,015	150,885
6 month U.S. LIBOR + 1.383% 4.276% 9/1/33 (b)(d)	163,582	167,374
6 month U.S. LIBOR + 1.556% 4.176% 10/1/33 (b)(d)	9,530	9,802
6 month U.S. LIBOR + 1.565% 4.42% 7/1/35 (b)(d)	10,062	10,369
U.S. TREASURY 1 YEAR INDEX + 1.945% 4.183% 10/1/33 (b)(d)	193,673	199,739
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.083% 3/1/35 (b)(d)	6,961	7,331
U.S. TREASURY 1 YEAR INDEX + 2.232% 4.877% 8/1/36 (b)(d)	367,274	386,784
U.S. TREASURY 1 YEAR INDEX + 2.295% 4.678% 10/1/33 (b)(d)	24,861	26,182
U.S. TREASURY 1 YEAR INDEX + 2.475% 4.993% 5/1/35 (b)(d)	44,999	47,389
2.5% 1/1/43	4,611,525	4,497,759
3% 8/1/27 to 1/1/47	171,018,291	171,631,534
3% 4/1/34 (c)	5,600,000	5,649,157
3% 4/1/34 (c)	4,250,000	4,287,307
3% 4/1/34 (c)	9,850,000	9,936,464
3% 4/1/34 (c)	37,500,000	37,829,179
3% 4/1/34 (c)	9,850,000	9,936,464
3% 4/1/34 (c)	5,600,000	5,649,157
3% 4/1/34 (c)	14,100,000	14,223,771
3% 4/1/34 (c)	15,600,000	15,736,938
3% 4/1/34 (c)	8,550,000	8,625,053
3% 4/1/34 (c)	3,500,000	3,530,723
3% 5/1/34 (c)	14,100,000	14,218,264
3.5% 2/1/26 to 3/1/48	175,985,629	179,665,115
3.5% 4/1/34 (c)	617,611	631,567
3.5% 4/1/49 (c)	7,700,000	7,803,811
3.5% 4/1/49 (c)	14,350,000	14,543,465
4% 11/1/31 to 7/1/48	165,757,285	172,117,397
4% 4/1/49 (c)	5,825,000	5,990,799
4.5% 5/1/25 to 12/1/48	48,423,658	51,090,997
4.5% 5/1/49 (c)	6,900,000	7,187,859
5% 9/1/20 to 11/1/44	15,706,620	16,898,531
5.5% 4/1/34 to 5/1/44	4,831,329	5,254,878
6% 10/1/34 to 1/1/42	11,705,931	13,056,321
6.5% 12/1/23 to 8/1/36	1,332,159	1,500,988
7% 11/1/23 to 8/1/32	330,032	361,875
7.5% 9/1/22 to 11/1/31	265,742	298,753
8% 1/1/30 to 3/1/30	1,548	1,695
8.5% 3/1/25 to 6/1/25	352	393

TOTAL FANNIE MAE		784,699,873

Freddie Mac - 6.5%
12 month U.S. LIBOR + 1.375% 4.205% 3/1/36 (b)(d)	68,776	70,421
12 month U.S. LIBOR + 1.877% 4.194% 4/1/41 (b)(d)	73,611	76,422
12 month U.S. LIBOR + 1.880% 4.63% 9/1/41 (b)(d)	72,752	76,616
12 month U.S. LIBOR + 1.910% 4.358% 5/1/41 (b)(d)	176,241	182,116
12 month U.S. LIBOR + 1.910% 4.474% 5/1/41 (b)(d)	120,480	126,880
12 month U.S. LIBOR + 1.910% 4.578% 6/1/41 (b)(d)	155,623	160,468
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (b)(d)	76,955	79,345
12 month U.S. LIBOR + 2.075% 5.007% 3/1/33 (b)(d)	1,734	1,807
12 month U.S. LIBOR + 2.160% 5.035% 11/1/35 (b)(d)	57,656	60,233
6 month U.S. LIBOR + 1.655% 4.222% 4/1/35 (b)(d)	135,289	140,187
6 month U.S. LIBOR + 2.492% 5.028% 10/1/35 (b)(d)	28,411	29,741
U.S. TREASURY 1 YEAR INDEX + 2.248% 4.961% 1/1/35 (b)(d)	29,160	30,709
3% 6/1/31 to 1/1/47	92,952,764	92,881,315
3.5% 3/1/32 to 6/1/48	120,071,819	123,089,537
4% 5/1/25 to 6/1/48	69,548,234	72,399,689
4% 4/1/49 (c)	5,825,000	5,995,350
4.5% 7/1/25 to 10/1/48	34,883,849	36,888,631
4.5% 4/1/49 (c)	6,900,000	7,199,797
5% 1/1/35 to 6/1/41	2,972,785	3,220,270
5.5% 1/1/38 to 6/1/41	4,352,745	4,774,132
6% 4/1/32 to 8/1/37	690,480	768,375
7.5% 5/1/26 to 11/1/31	32,398	36,709
8% 4/1/27 to 5/1/27	2,222	2,488
8.5% 5/1/27 to 1/1/28	4,761	5,351

TOTAL FREDDIE MAC		348,296,589

Ginnie Mae - 6.9%
3% 12/20/42 to 1/20/48	98,753,654	99,354,117
3.5% 1/15/41 to 11/20/48	121,558,114	124,389,694
4% 2/15/40 to 4/20/48	55,874,334	58,157,336
4.5% 5/15/39 to 5/20/41	11,958,809	12,657,449
5% 3/15/39 to 4/15/41	1,957,577	2,092,500
6.5% 4/15/35 to 11/15/35	66,808	76,296
7% 1/15/28 to 7/15/32	803,935	905,214
7.5% 4/15/22 to 10/15/28	197,962	218,750
8% 3/15/30 to 9/15/30	13,717	15,897
8.5% 3/15/30	486	490
2.5% 4/1/49 (c)	9,850,000	9,624,350
3% 4/1/49 (c)	1,700,000	1,707,472
3.5% 4/1/49 (c)	800,000	817,279
3.5% 4/1/49 (c)	850,000	868,359
3.5% 4/1/49 (c)	1,300,000	1,328,078
3.5% 4/1/49 (c)	1,700,000	1,736,718
4% 4/1/49 (c)	800,000	826,018
4% 4/1/49 (c)	800,000	826,018
4% 4/1/49 (c)	18,525,000	19,127,476
4% 4/1/49 (c)	3,820,000	3,944,235
4.5% 4/1/49 (c)	16,500,000	17,133,023
4.5% 4/1/49 (c)	8,300,000	8,618,430
4.5% 4/1/49 (c)	8,300,000	8,618,430

TOTAL GINNIE MAE		373,043,629

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,505,619,100)		1,506,040,091

Asset-Backed Securities - 1.4%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (a)	$4,298,523	$4,294,582
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	8,497,125	8,642,885
Class AA, 2.487% 12/16/41 (a)	1,847,708	1,795,723
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	6,875,694	6,923,116
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 7.7355% 3/25/32 (b)(d)	11,075	11,461
Series 2004-7 Class AF5, 4.7723% 1/25/35	127,506	127,718
DB Master Finance LLC:
Series 2015-1A Class A2II, 3.98% 2/20/45 (a)	11,712,960	11,697,265
Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	3,516,488	3,515,766
Class A2II, 4.03% 11/20/47 (a)	5,952,650	5,969,251
Dryden Senior Loan Fund Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 0% 4/15/29 (a)(b)(c)(d)	7,519,000	7,519,000
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 3.3105% 3/25/34 (b)(d)	527	505
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	2,992,327	3,049,294
Magnetite CLO Ltd. Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 3.9086% 4/20/30 (a)(b)(d)	5,650,000	5,650,000
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.9955% 9/25/35 (b)(d)	328,899	328,716
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.7305% 1/25/36 (b)(d)	520,000	515,922
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.3455% 9/25/34 (b)(d)	8,753	8,401
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)	6,814,607	6,933,556
Verde CLO Ltd. Series 2019-1A Class A, 1.37% 4/15/32 (a)(b)(c)	6,307,000	6,307,000
TOTAL ASSET-BACKED SECURITIES
(Cost $72,825,760)		73,290,161

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 3.0455% 1/25/35 (b)(d)	58,852	58,899
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.6599% 2/25/37 (b)(d)	31,480	31,189
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.7755% 7/25/35 (b)(d)	59,107	58,702
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (b)(d)	4,612	4,483

TOTAL PRIVATE SPONSOR		153,273

U.S. Government Agency - 0.1%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	197,083	203,951
Series 1999-57 Class PH, 6.5% 12/25/29	235,376	261,374
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (g)	2,192,237	2,170,260
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 25.3095% 6/16/37 (b)(h)	24,067	40,384
Series 2015-H21 Class JA, 2.5% 6/20/65 (g)	2,239,040	2,229,943

TOTAL U.S. GOVERNMENT AGENCY		4,905,912

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $4,998,078)		5,059,185

Commercial Mortgage Securities - 1.8%
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/52	10,296,000	11,096,650
BX Trust floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.625% 5.1088% 9/15/37 (a)(b)(d)	2,001,551	1,986,621
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 4.2838% 11/15/35 (a)(b)(d)	2,392,790	2,397,306
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (a)	2,236,000	2,253,684
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A4, 4.412% 11/10/51	3,364,000	3,671,197
Credit Suisse Mortgage Trust Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	3,682,000	3,853,548
Class B, 4.5349% 4/15/36 (a)	660,000	690,316
Class C, 5.1236% 4/15/36 (a)	760,000	788,371
Class D, 5.1236% 4/15/36 (a)	1,519,000	1,541,355
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51	2,763,000	3,004,758
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (a)(b)	4,550,000	4,530,861
Class CFX, 3.3822% 12/15/34 (a)(b)	3,823,000	3,801,926
Class DFX, 3.3822% 12/15/34 (a)(b)	3,240,000	3,220,139
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (a)	729,000	764,329
Class DFX, 5.3503% 7/5/33 (a)	1,121,000	1,177,782
Class EFX, 5.5422% 7/5/33 (a)	1,533,000	1,603,996
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 3.7338% 8/15/33 (a)(b)(d)	4,318,000	4,290,940
Class C, 1 month U.S. LIBOR + 1.500% 3.9838% 8/15/33 (a)(b)(d)	10,400,000	10,347,882
Series 2018-H4 Class A4, 4.31% 12/15/51	10,381,000	11,241,747
MSCG Trust Series 2016-SNR:
Class A, 3.3482% 11/15/34 (a)(b)	3,871,543	3,812,069
Class B, 4.181% 11/15/34 (a)	1,632,000	1,616,150
Class C, 5.205% 11/15/34 (a)	1,144,100	1,145,019
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	3,875,657	4,670,190
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 4.584% 3/15/36 (a)(b)(d)	4,971,000	4,973,999
Wells Fargo Commercial Mortgage Trust Series 2018-C48 Class A5, 4.302% 1/15/52	7,796,000	8,395,229
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $94,615,431)		96,876,064

Municipal Securities - 1.3%
California Gen. Oblig.:
Series 2009:	$	$
7.35% 11/1/39	805,000	1,171,710
7.5% 4/1/34	5,055,000	7,297,651
7.55% 4/1/39	6,085,000	9,241,411
6.65% 3/1/22	4,360,000	4,798,267
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	595,000	605,050
Series 2010 C1, 7.781% 1/1/35	2,940,000	3,379,883
Series 2012 B, 5.432% 1/1/42	1,205,000	1,127,615
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	4,950,000	5,090,679
5.1% 6/1/33	4,805,000	4,721,489
Series 2010-1, 6.63% 2/1/35	12,290,000	13,338,706
Series 2010-3:
5.547% 4/1/19	120,000	120,000
6.725% 4/1/35	9,480,000	10,252,525
7.35% 7/1/35	5,540,000	6,294,714
Series 2010-5, 6.2% 7/1/21	1,356,000	1,400,504
TOTAL MUNICIPAL SECURITIES
(Cost $66,469,713)		68,840,204

Bank Notes - 0.8%
Capital One NA 2.95% 7/23/21	5,645,000	5,664,502
Discover Bank:
(Delaware) 3.2% 8/9/21	6,841,000	6,874,497
3.1% 6/4/20	6,380,000	6,394,767
3.35% 2/6/23	3,206,000	3,223,745
4.682% 8/9/28 (b)	2,761,000	2,806,170
8.7% 11/18/19	1,503,000	1,554,824
KeyBank NA:
2.25% 3/16/20	9,000,000	8,959,809
6.95% 2/1/28	800,000	977,907
PNC Bank NA 2.3% 6/1/20	1,450,000	1,443,769
Synchrony Bank 3.65% 5/24/21	4,766,000	4,810,731
TOTAL BANK NOTES
(Cost $42,333,599)		42,710,721
	Shares	Value

Money Market Funds - 5.4%
Fidelity Cash Central Fund, 2.48% (i)
(Cost $290,393,686)	290,339,048	290,397,116
TOTAL INVESTMENT IN SECURITIES - 106.9%
(Cost $5,699,487,393)		5,747,573,702
NET OTHER ASSETS (LIABILITIES) - (6.9)%		(371,514,990)
NET ASSETS - 100%		$5,376,058,712

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 4/1/34	$(15,600,000)	$(15,736,940)
3% 4/1/34	(8,550,000)	(8,625,053)
3% 4/1/34	(3,500,000)	(3,530,723)
3% 4/1/34	(3,500,000)	(3,530,723)
3% 4/1/34	(4,100,000)	(4,135,990)
3% 4/1/34	(15,600,000)	(15,736,938)
3% 4/1/34	(14,600,000)	(14,728,160)
3% 4/1/34	(2,500,000)	(2,521,945)
3% 4/1/34	(2,800,000)	(2,824,579)
3% 4/1/34	(14,100,000)	(14,223,771)
3% 4/1/34	(9,850,000)	(9,936,464)
3% 4/1/34	(5,600,000)	(5,649,157)
3% 4/1/34	(14,100,000)	(14,223,771)
3.5% 4/1/34	(12,300,000)	(12,577,941)
3.5% 4/1/49	(6,825,000)	(6,917,014)
3.5% 4/1/49	(2,750,000)	(2,787,075)
3.5% 4/1/49	(10,850,000)	(10,996,279)
3.5% 4/1/49	(10,850,000)	(10,996,279)
4% 4/1/49	(5,825,000)	(5,990,799)

TOTAL FANNIE MAE		(165,669,601)

Freddie Mac
4% 4/1/49	(11,000,000)	(11,321,692)
4.5% 4/1/49	(6,900,000)	(7,199,797)

TOTAL FREDDIE MAC		(18,521,489)

Ginnie Mae
2.5% 4/1/49	(1,700,000)	(1,661,055)
3.5% 4/1/49	(2,950,000)	(3,013,716)
3.5% 4/1/49	(2,175,000)	(2,221,977)
4% 4/1/49	(800,000)	(826,018)
4% 4/1/49	(800,000)	(826,018)
4% 4/1/49	(850,000)	(877,644)
4% 4/1/49	(1,300,000)	(1,342,279)
4% 4/1/49	(1,700,000)	(1,755,288)
4% 4/1/49	(2,800,000)	(2,891,062)

TOTAL GINNIE MAE		(15,415,057)

TOTAL TBA SALE COMMITMENTS
(Proceeds $199,376,268)		$(199,606,147)

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	Monthly	$64,579	$(63,124)	$0	$(63,124)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $307,078,440 or 5.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $94,619.

 (f) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $125,635.

 (g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,057,198
Total	$1,057,198

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.